Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011
Income Tax Disclosure [Line Items]
Balance	$ 9,142	$ 18,850
Additions based on tax positions related to the current year	927	1,199
Additions based on tax positions related to prior years	260	188
Settlements with tax authorities	0	(5,387)
Expiration of statute of limitations	(2,993)	(5,708)
Balance	$ 7,336	$ 9,142